Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 41,920	$ 30,834	$ 24,405
Work-in-process	30,872	25,394	20,627
Finished goods	25,095	21,734	15,969
Total	$ 97,887	$ 77,962	$ 61,001